Commitments and Contingencies (Details) - Subsequent Event $ in Millions	2 Months Ended
Feb. 28, 2023 USD ($) company
Subsequent Event [Line Items]
Number of financial services companies seeking additional fees | company	2
Amount of claims submitted by financial services companies for additional service fees | $	$ 7.5